MERGER (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
MERGER
Consideration Transferred, Asset Acquired And Liabilities Assumed
Fair value of shares of Common Stock issued	$3,369,371
Fair Value of Series B Convertible Preferred Stock issued at closing	18,212,960
Total fair value of consideration transferred	$21,582,331

Tangible assets acquired	$-
Accounts payable assumed	(150,000)
Total identifiable net assets	(150,000)
IPR&D expense recognized	21,732,331
Total fair value of consideration	$21,582,331

Fair value of shares of Common Stock issued	$3,369,371
Fair Value of Series B Convertible Preferred Stock issued at closing	18,212,960
Total fair value of consideration transferred	$21,582,331

Tangible assets acquired	$-
Accounts payable assumed	(150,000)
Total identifiable net assets	(150,000)
IPR&D expense recognized	21,732,331
Total fair value of consideration	$21,582,331